Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - EUR (€) € in Thousands	Sep. 30, 2024	Sep. 30, 2023
Trade and other receivables [abstract]
Trade receivables	€ 107,381	€ 91,694
Other receivables	8,845	2,833
Receivables current	116,226	94,527
Less: expected credit loss	(1,924)	(2,763)
Trade and other receivables, current	€ 114,302	€ 91,764